SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2025
Accounting Policies [Abstract]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT ARE STATED AT COST LESS ACCUMULATED DEPRECIATION

Property, Plant and Equipment are stated at cost less accumulated depreciation.

	Useful life	Depreciation method
Buildings	3-39 years	Straight-line method
Leasehold improvements	1-18 years	Straight-line method
Vehicles	2 years	Straight-line method
Tool, furniture and fixtures	3-10 years	Straight-line method
Land	Indefinite	-

SCHEDULES OF CONCENTRATION OF RISK BY RISK FACTOR

For the years ended March 31, 2025, 2024 and 2023, customers accounting for 10% or more of the Group’s total revenues were as follows:

	March 31, 2025	March 31, 2024	March 31, 2023
Customer A	*	*	13%

*	Less than 10%

As of March 31, 2025 and 2024, customers accounting for 10% or more of the Group’s total current outstanding trade notes and accounts receivable, net were as follows:

	March 31, 2025	March 31, 2024
Customer B	11%	*
Customer C	*	27%
Customer D	*	12%

*	Less than 10%

Suppliers

For the years ended March 31, 2025, 2024 and 2023, suppliers accounted for 10% or more of the Group’s total purchases were as follows:

	March 31, 2025	March 31, 2024	March 31, 2023
Supplier A	*	*	25%

*	Less than 10%

As of March 31, 2025 and 2024, suppliers accounted for 10% or more of the Group’s total current outstanding accounts payable were as follows:

	March 31, 2025	March 31, 2024
Supplier B	*	14%
Supplier C	45%	*
Supplier D	10%	*

*	Less than 10%